Share based compensation (Schedule of Restricted Share Activity) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Founders' Shares [Member]
Number of Shares
Outstanding		13,824,883	24,379,277
Vested		(2,513,615)	(10,554,394)
Conversion to ordinary shares		(11,311,268)
Outstanding			13,824,883
Weighted-Average Grant-Date Fair Value
Outstanding (in dollars per share)	$ 0.01
Restricted Stock Units (RSUs) [Member]
Number of Shares
Outstanding	34,489
Granted	300,975	38,272
Vested	(8,659)	(3,783)
Forfeited	(36,357)
Outstanding	290,449	34,489
Weighted-Average Grant-Date Fair Value
Outstanding (in dollars per share)	$ 22.23
Granted (in dollars per share)	16.85	$ 22.34
Vested (in dollars per share)	22.26	23.31
Forfeited (in dollars per share)	16.80
Outstanding (in dollars per share)	$ 17.33	$ 22.23